Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 96.8%
COMMUNICATION SERVICES - 2.3%
Interactive Media & Services - 2.3%
ZoomInfo Technologies, Inc. (a)(c)	623,005	$25,954,388
TOTAL COMMUNICATION SERVICES (Cost $21,563,199)		25,954,388

CONSUMER DESCRETIONARY - 5.8%
Distributors - 1.33%
Funko, Inc. (a)(c)	754,608	15,258,174
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment, Inc. (a)	331,062	10,680,060
Golden Entertainment, Inc. (a)	294,332	10,269,244
Playa Hotels & Resorts NV - ADR (a)	728,672	4,240,871
		25,190,175
Internet & Direct Marketing Retail - 0.7%
RumbleON, Inc. (a)(c)	295,251	4,995,647
Shutterstock, Inc. (c)	72,254	3,624,983
		8,620,630
Leisure Products - 0.5%
AMMO, Inc. (a)(c)	1,306,602	3,828,344
Clarus Corp. (c)	121,662	1,638,787
		5,467,131
Specialty Retail - 1.1%
Boot Barn Holdings, Inc. (a)(c)	208,620	12,195,925
TOTAL CONSUMER DISCRETIONARY (Cost $73,931,709)		66,732,035

CONSUMER STAPLES - 3.8%
Beverages - 3.8%
Celsius Holdings, Inc. (a)(c)	474,396	43,018,229
TOTAL CONSUMER STAPLES (Cost $19,658,346)		43,018,229

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Antero Resources Corp. (a)	334,584	10,214,850
Denison Mines Corp. - ADR (a)(c)	9,371,903	11,152,565
Northern Oil and Gas, Inc. (c)	311,195	8,529,855
Scorpio Tankers, Inc. - ADR (c)	86,152	3,621,830
Southwestern Energy Co. (a)	593,503	3,632,238
		37,151,338
TOTAL ENERGY (Cost $40,539,117)		37,151,338

Financials - 8.0%
Banks - 3.6%
Bancorp, Inc. (a)	208,385	4,580,302
Customers Bancorp, Inc. (a)	64,493	1,901,254
OceanFirst Financial Corp.	658,148	12,267,879
Western Alliance Bancorp	338,392	22,245,890
		40,995,325
Capital Markets - 0.5%
B Riley Financial, Inc. (c)	128,480	5,719,929
Consumer Finance - 1.3%
FirstCash Holdings, Inc.	198,387	14,551,686
Insurance - 2.6%
HCI Group, Inc. (c)	161,886	6,345,931
Kinsale Capital Group, Inc. (c)	93,370	23,848,566
		30,194,497
TOTAL FINANCIALS (Cost $87,778,842)		91,461,437

HEALTH CARE - 27.9%
Biotechnology - 12.3%
Alkermes Plc - ADR (a)	186,435	4,163,093
Amicus Therapeutics, Inc. (a)	787,369	8,220,132
Arrowhead Pharmaceuticals, Inc. (a)(c)	155,545	5,140,762
Beam Therapeutics, Inc. (a)(c)	96,406	4,592,782
Biohaven Pharmaceutical Holding Co Ltd. - ADR (a)(c)	102,740	15,531,206
Cerevel Therapeutics Holdings, Inc. (a)(c)	375,849	10,621,493
ChemoCentryx, Inc. (a)	379,959	19,628,682
Cytokinetics, Inc. (a)(c)	366,666	17,764,968
Karuna Therapeutics, Inc. (a)(c)	95,646	21,513,655
Kezar Life Sciences, Inc. (a)(c)	579,739	4,991,553
Krystal Biotech, Inc. (a)	174,808	12,184,117
Natera, Inc. (a)	175,976	7,711,268
Neurocrine Biosciences, Inc. (a)	80,661	8,567,005
Verve Therapeutics, Inc. (a)(c)	16,917	581,099
		141,211,815
Health Care Equipment & Supplies - 8.7%
Axonics, Inc. (a)(c)	516,994	36,417,057
BioLife Solutions, Inc. (a)(c)	170,268	3,873,597
Cerus Corp. (a)(c)	725,012	2,610,043
Lantheus Holdings, Inc. (a)	643,342	45,246,243
NuVasive, Inc. (a)	265,203	11,618,544
		99,765,484
Health Care Providers & Services - 4.6%
Agiliti, Inc. (a)(c)	8,511	121,792
DocGo, Inc. (a)(c)	1,925,830	19,104,234
Option Care Health, Inc. (a)	845,794	26,617,137
Surgery Partners, Inc. (a)(c)	288,554	6,752,164
		52,595,327
Health Care Technology - 0.7%
Evolent Health, Inc. (a)	238,778	8,579,294
Pharmaceuticals - 1.6%
Harmony Biosciences Holdings, Inc. (a)(c)	122,367	5,419,634
Intra-Cellular Therapies, Inc. (a)(c)	270,160	12,570,545
		17,990,179
TOTAL HEALTH CARE (Cost $273,661,616)		320,142,099

INDUSTRIALS - 21.3%
Aerospace & Defense - 3.2%
AeroVironment, Inc. (a)	33,643	2,804,480
Axon Enterprise, Inc. (a)	237,748	27,519,331
Kratos Defense & Security Solutions, Inc. (a)	656,347	6,668,486
		36,992,297
Commercial Services & Supplies - 2.7%
Clean Harbors, Inc. (a)	144,686	15,912,566
Viad Corp. (a)	475,663	15,021,438
		30,934,004
Construction & Engineering - 4.1%
Comfort Systems USA, Inc.	109,479	10,655,591
MasTec, Inc. (a)(c)	444,331	28,215,018
Valmont Industries, Inc.	30,346	8,151,543
		47,022,152
Electrical Equipment - 1.4%
Babcock & Wilcox Enterprises, Inc. (a)	1,176,255	7,504,507
Encore Wire Corp.	68,857	7,955,738
		15,460,245
Machinery - 4.8%
Chart Industries, Inc. (a)(c)	295,715	54,515,060
Marine - 1.3%
Kirby Corp. (a)(c)	253,361	15,396,748
Road & Rail - 2.0%
FTAI Infrastructure, Inc. (a)	1,311,556	3,147,735
TFI International, Inc. - ADR (c)	224,442	20,307,512
		23,455,247
Trading Companies & Distributors - 1.8%
Fortress Transportation and Infrastructure Investors LLC	1,367,941	20,512,275
TOTAL INDUSTRIALS (Cost $237,288,427)		244,288,028

INFORMATION TECHNOLOGY - 22.4%
Communications Equipment - 5.1%
ADTRAN Holdings, Inc. (c)	456,377	8,935,862
Calix, Inc. (a)(c)	602,011	36,806,952
Infinera Corp. (a)(c)	1,131,957	5,478,672
Lumentum Holdings, Inc. (a)(c)	95,647	6,558,515
		57,780,001
Electronic Equipment, Instruments & Components - 0.8%
Fabrinet - ADR (a)	100,697	9,611,528
IT Services - 5.8%
DigitalOcean Holdings, Inc. (a)(c)	144,808	5,237,705
ExlService Holdings, Inc. (a)(c)	184,602	27,202,951
I3 Verticals, Inc. (a)	288,185	5,772,346
Verra Mobility Corp. (a)	224,541	3,451,195
WNS Holdings Ltd. - ADR (a)	296,119	24,234,379
		65,898,576
Semiconductors & Semiconductor Equipment - 3.5%
Credo Technology Group Holding Ltd. - ADR (a)	1,329,165	14,620,815
Onto Innovation, Inc. (a)	209,951	13,447,362
Rambus, Inc. (a)	474,265	12,055,816
		40,123,993
Software - 7.2%
Alteryx, Inc. (a)	274,701	15,339,304
Applied Blockchain, Inc. (a)	1,381,820	2,349,094
Coupa Software, Inc. (a)	86,895	5,109,426
CyberArk Software Ltd. - ADR (a)	115,689	17,346,409
Elastic NV - ADR (a)	251,041	18,009,681
Five9, Inc. (a)(c)	69,227	5,190,640
nCino, Inc. (a)(c)	173,234	5,909,012
NICE Ltd. - ADR (a)(c)	42,254	7,953,893
Telos Corp. (a)	659,180	5,860,110
		83,067,569
TOTAL INFORMATION TECHNOLOGY (Cost $249,636,967)		256,481,667

MATERIALS - 1.3%
Construction Materials - 1.3%
Eagle Materials, Inc.	142,396	15,262,003
TOTAL MATERIALS (Cost $14,656,777)		15,262,003

UTILITIES - 0.8%
Independent Power and Renewable Electricity Producers - 0.81%
Altus Power, Inc. (a)(c)	841,383	9,263,627
TOTAL UTILITIES (Cost $10,156,297)		9,263,627
TOTAL COMMON STOCKS (Cost $1,028,871,297)		1,109,754,851

REITS - 0.8%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (c)	318,247	9,525,132
TOTAL REITS (Cost $12,304,146)		9,525,132

MONEY MARKET FUNDS - 3.0%
First American Treasury Obligations Fund - Class Z, 2.84% (b)	34,736,750	34,736,750
TOTAL MONEY MARKET FUNDS (Cost $34,736.750)		34,736,750

Investments Purchased with Proceeds from Securities Lending - 20.6%
Mount Vernon Liquid Assets Portfolio, 3.18% (b)	236,192,132	236,192,132
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost 236,192,132)		236,192,132

Total Investments (Cost $1,312,104,325) - 121.2%		1,390,208,865
Liabilities in Excess of Other Assets - (21.2)%		(243,023,083)
TOTAL NET ASSETS - 100.00%		$1,147,185,782

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2022.
(c)	This security or a portion of this security was out on loan at September 30, 2022. As of September 30, 2022, the total value of loaned securities was 229,882,359 or 20.0% of net assets. The remaining contractual maturity of all the securities lending transactions, is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at September 30, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$25,954,388	$-	$-	$25,954,388
Consumer Discretionary	66,732,035	-	-	66,732,035
Consumer Staples	43,018,229	-	-	43,018,229
Energy	37,151,338	-	-	37,151,338
Financials	91,461,437	-	-	91,461,437
Health Care	320,142,099	-	-	320,142,099
Industrials	244,288,028	-	-	244,288,028
Information Technology	256,481,667	-	-	256,481,667
Materials	15,262,003	-	-	15,262,003
Utilities	9,263,627			9,263,627
Total Common Stocks	1,109,754,851	-	-	1,109,754,851
REITs	9,525,132	-	-	9,525,132
Short-Term Investments	34,736,750	-	-	34,736,750
Investments Purchased with Cash Proceeds from Securities Lending	236,192,132	-	-	236,192,132
Total Investments in Securities	$1,390,208,865	$-	$-	$1,390,208,865

Secured Borrowings
The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio. U.S. Bank, N.A. serves as the Fund’s securities lending agent.
U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities. At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities. The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value. The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk. Either party, upon reasonable notice to the other party, may terminate the loan.

As of September 30, 2022, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
	Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged From Counterparty^	Net Exposure
	Hood River Small-Cap Growth Fund	Common Stock	$ 236,192,132	$ 236,192,132	$ -

The Fund paid $28,569 in securities lending fees to U.S. Bank, N.A. during the period.

^	As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the
Fund's Schedule of Investments for details on the securities out on loan.